TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of Valuation Allowance
Balance at beginning of the year	$ 67,769	$ 53,421	$ 23,249
Additions	108,347	30,935	30,188
Reversals	(6,694)	(16,587)	(16)
Balance at end of the year	$ 169,422	$ 67,769	$ 53,421